LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

10. LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Equity securities without readily determinable fair value
Sifive, Inc. ("Sifive") (a)	20,445	22,279
AliveCor, Inc., (“Alivecor”) (b)	—	15,347
Hyperfine Research, Inc. (“Hyperfine”) (c)	—	32,625
Promaxo, Inc.("Promaxo") (d)	—	26,100
Other equity securities without readily determinable fair value (e)	71,133	67,684
Equity method investments:
Hefei Huaying Xingzhi Fund Partnership (limited partnership) (“Huaying Fund I”) (f)	55,557	53,105
Anhui Huaying Zhihui Wulian Fund Parnership(limited partnership)("Huaying Fund II") (g)	102,336	107,633
Global Technology and Innovation Ltd. (“GTI”) (Note 3)	93,289	—
Other equity method investments (h)	14,165	47,562
Available-for-sale investments (i)	49,174	71,651
Total	406,099	443,986
(a)	In 2018, the Group invested RMB12,332 to acquire 1.01% equity interests in Sifive. Sifive is a private company engaging in the business of semiconductor. The equity interest is not considered in-substance common shares due to substantial liquidation preference rights. Accordingly, the investment in Sifive was accounted for as equity securities without readily determinable fair value. The Group recognized nil and RMB3,304 gain from the fair value change of this investment during the years ended December 31, 2019 and 2020.
(b)	In 2019, the Group invested USD1,000 in a convertible bond issued by Alivecor with 3% interest rate. In February 2020, the Group converted the bond to 0.56% equity interest and the equity interest is not considered in-substance common shares due to substantial liquidation rights owned by the Group. Accordingly, the investment in Alivecor was accounted for equity securities without readily determinable fair value. The Group recognized RMB7,728 gain from the fair value change of this investment based on a similar transaction during the year ended December 31, 2020.
(c)	In 2020, the Group invested USD5,000 to acquire 2.27% equity interests in Hyperfine. Hyperfine is a private company engaging in the business of Magnetic Resonance (“MR”) technology. The equity interest is not considered in-substance common shares due to substantial liquidation preference rights. Accordingly, the investment in Hyperfine was accounted for as equity securities without readily determinable fair value. For the year ended December31, 2020, no fair value change was observed and recognized.
(d)	In 2020, the Group invested USD4,000 to acquire 4.05% equity interests in Promaxo. Promaxo is a private company engaging in the business of MR technology. The equity interest is not considered in-substance common shares due to substantial liquidation preference rights. Accordingly, the investment in Promaxo was accounted for as equity securities without readily determinable fair value. For the year ended December 31, 2020, no fair value change was observed and recognized.
(e)	These other investments represent certain insignificant investments in the third-party private companies, which the Group has no significant influence over the investees and accounted for these investments using the measurement alternative method.

10. LONG-TERM INVESTMENTS - CONTINUED

(f)	In 2016, the Group invested RMB50,000 to acquire a 49.5% equity interests in a limited partnership, Huaying Fund I, which is a fund engaged in investing activities in small and middle scale High Tech private companies. The Group accounted for the investment under the equity method because the investments are of common stock and the Group has significant influence through its board seat but does not control Huaying Fund I. The Group recorded RMB1,823, RMB(1,342), and RMB(2,452) of income/(loss) from equity method investment during the years ended December 31, 2018, 2019 and 2020.
(g)	In 2019, the Group invested RMB102,000 to acquire a 34% equity interests in a limited partnership, Huaying Fund II, a fund engaged in investing activities in small and middle scale High Tech private companies. The Group accounted for the investment under the equity method because the investments are of common stock and the Group has significant influence through its board seat but does not control Huaying Fund II. The Group recorded RMB336 and RMB5,297 of income from equity method investment during the years ended December 31, 2019 and 2020.
(h)	The other equity method investments represent several insignificant investments classified as equity method investments as the Group has the ability to exercise significant influence but does not have control over the investees.
(i)	Available-for-sale investments represent investments in debt securities and measured at fair value. Those investments mainly include investments in convertible bonds as well as investment with redemption features considered debt instruments.